Consolidated Statement of Changes in Equity (USD $) In Millions	Total		Preferred stock	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss), net of tax	Treasury stock	Non- redeemable noncontrolling interests of consolidated investment management funds	Redeemable non- controlling interests/ temporary equity	Non- redeemable non- controlling interest
Beginning Balance at Dec. 31, 2009 (Scenario, Previously Reported)	$ 29,003	[1]		$ 12	$ 21,917	$ 8,912	$ (1,835)	$ (29)			$ 26
Beginning Balance (Restatement Adjustment) (ASC 810)	76					52	24
Beginning Balance (Restatement Adjustment) (ASC 825)	(73)					(73)
Beginning Balance at Dec. 31, 2009	29,006			12	21,917	8,891	(1,811)	(29)			26
Shares issued to shareholders of noncontrolling interests										44
Redemption of subsidiary shares from noncontrolling interests	(18)				(18)					(6)
Other net changes in noncontrolling interests	(139)				15	(55)			(89)	50	(10)
Net income	2,577					2,518			59	4
Other comprehensive income	398					(14)	456		(44)
Dividends on common stock at $0.52 in 2012, $0.48 in 2011 and $0.36 in 2010 per share	(441)					(441)
Repurchase of common stock	(41)							(41)
Common stock issued under employee benefit plans	35				34			1
Common stock issued under direct stock purchase and dividend reinvestment plan	16				16
Stock awards and options exercised	227				245	(1)		(17)
Distributions paid to noncontrolling interests	(4)										(4)
Consolidation of investment management funds	785								785
Deconsolidation of investment management funds	(12)								(12)
Common stock issued under stock forward contract	676				676
Ending Balance at Dec. 31, 2010	33,065	[1],[2]		12	22,885	10,898	(1,355)	(86)	699	92	12
Shares issued to shareholders of noncontrolling interests										41
Redemption of subsidiary shares from noncontrolling interests	2				2					(19)
Other net changes in noncontrolling interests	(67)				17	(9)			(63)	(2)	(12)
Net income	2,566					2,516			50	3
Other comprehensive income	(288)						(272)		(16)	(1)
Dividends on common stock at $0.52 in 2012, $0.48 in 2011 and $0.36 in 2010 per share	(593)					(593)
Repurchase of common stock	(873)							(873)
Common stock issued under employee benefit plans	33				30			3
Common stock issued under direct stock purchase and dividend reinvestment plan	20				20
Stock awards and options exercised	221				231	(1)		(9)
Other	1					1
Ending Balance at Dec. 31, 2011	34,087	[2],[3]		12	23,185	12,812	(1,627)	(965)	670	114
Shares issued to shareholders of noncontrolling interests										45
Redemption of subsidiary shares from noncontrolling interests										(10)
Other net changes in noncontrolling interests	76				(2)	6			72	23
Net income	2,521					2,445			76	2
Other comprehensive income	999						984		15	4
Dividends on common stock at $0.52 in 2012, $0.48 in 2011 and $0.36 in 2010 per share	(623)					(623)
Dividends on preferred stock	(18)					(18)
Repurchase of common stock	(1,148)							(1,148)
Common stock issued under employee benefit plans	27				27
Common stock issued under direct stock purchase and dividend reinvestment plan	20				20
Preferred stock issued	1,068		1,068
Stock awards and options exercised	255			1	255			(1)
Ending Balance at Dec. 31, 2012	$ 37,264	[3]	$ 1,068	$ 13	$ 23,485	$ 14,622	$ (643)	$ (2,114)	$ 833	$ 178

[1]	Includes total The Bank of New York Mellon Corporation common shareholders' equity of $28,977 million at Dec 31, 2009, and $32,354 million at Dec 31, 2010.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders' equity of $32,354 million at Dec 31, 2010, and $33,417 million at Dec 31, 2011.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders' equity of $33,417 million at Dec 31, 2011, and $35,363 million at Dec 31, 2012.